INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and consumables	$ 49	$ 52
Finished goods and other	14	9
Carrying amount of inventories	$ 63	$ 61